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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment           [ ] Amendment Number: ___________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Centaur Capital Partners, L.P.
Address: 1460 Main Street, Ste 234
         Southlake, TX 76092

Form 13F File Number: 28-13305

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Malcolm E. Ashton
Title: Managing Partner
Phone: 817-488-9632

Signature, Place, and Date of Signing:


/s/ Malcolm E. Ashton                  Southlake, TX           November 16, 2009
------------------------------------   ---------------------   -----------------
(Signature)                            (City, State)           (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1    28-12232    T2 Partners Management, L.P.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          26

Form 13F Information Table Value Total:      73,506
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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
          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                                                       VOTING AUTHORITY
                                TITLE OF                VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
       NAME OF ISSUER             CLASS       CUSIP    (X1000)  PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ALLEGHANY CORP DEL                COM       017175100    3,549   13,700 SH  N/A  SOLE           0     13,700     0     0
ALLIANCEBERNSTEIN HOLDING LP UNIT LTD PARTN 01881G106    2,796  102,500 SH  N/A  SOLE           0    102,500     0     0
ANNALY CAP MGMT INC               COM       035710409    3,356  185,000 SH  N/A  SOLE           0    185,000     0     0
BARNES & NOBLE INC                COM       067774109    2,955  133,000 SH  N/A  SOLE           0    133,000     0     0
BERKSHIRE HATHAWAY INC DEL        CL B      084670207    1,372      413 SH  N/A  SOLE           0        413     0     0
CAPITAL SOUTHWEST CORP            COM       140501107    2,103   27,400 SH  N/A  SOLE           0     27,400     0     0
CHESAPEAKE ENERGY CORP            COM       165167107    2,755   97,000 SH  N/A  SOLE           0     97,000     0     0
CHIPOTLE MEXICAN GRILL INC        CL B      169656204    3,412   41,000 SH  N/A  SOLE           0     41,000     0     0
CISCO SYS INC                     COM       17275R102    3,413  145,000 SH  N/A  SOLE           0    145,000     0     0
CRAWFORD & CO                     CL A      224633206      449  138,300 SH  N/A  SOLE           0    138,300     0     0
DIAMOND HILL INVESTMENT GROU    COM NEW     25264R207      301    5,200 SH  N/A  SOLE           0      5,200     0     0
E M C CORP MASS                   COM       268648102    2,726  160,000 SH  CALL SOLE           0        N/A   N/A   N/A
EBAY INC                          COM       278642103    1,661   70,400 SH  N/A  SOLE           0     70,400     0     0
EXXON MOBIL CORP                  COM       30231G102    3,101   45,200 SH  N/A  SOLE           0     45,200     0     0
FOOT LOCKER INC                   COM       344849104    1,076   90,000 SH  N/A  SOLE           0     90,000     0     0
HECKMANN CORP                     COM       422680108    1,557  340,000 SH  N/A  SOLE           0    340,000     0     0
ISHARES TR INDEX              RUSSELL 2000  464287655   12,861  213,500 SH  PUT  SOLE           0    213,500     0     0
LABORATORY CORP AMER HLDGS      COM NEW     50540R409    5,118   77,900 SH  N/A  SOLE           0     77,900     0     0
MVC CAPITAL INC                   COM       553829102    2,660  303,000 SH  N/A  SOLE           0    303,000     0     0
NORTHROP GRUMMAN CORP             COM       666807102    3,690   71,300 SH  N/A  SOLE           0     71,300     0     0
P F CHANGS CHINA BISTRO INC       COM       69333Y108    1,427   42,000 SH  N/A  SOLE           0     42,000     0     0
PETSMART INC                      COM       716768106    2,610  120,000 SH  CALL SOLE           0        N/A   N/A   N/A
PICO HLDGS INC                  COM NEW     693366205      714   21,400 SH  N/A  SOLE           0     21,400     0     0
SEABRIDGE GOLD INC                COM       811916105    3,017  105,500 SH  N/A  SOLE           0    105,500     0     0
SPDR GOLD TRUST                 GOLD SHS    78463V107    3,381   34,200 SH  N/A  SOLE           0     34,200     0     0
YAHOO INC                         COM       984332106    1,446   81,200 SH  N/A  SOLE           0     81,200     0     0